Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Legal matters

From time to time, the Company has become or may become involved in various legal proceedings and receives claims, arising from the normal course of business activities.

Performance bonds

Certain contracts require us to provide a surety bond as a guarantee of performance. As of March 31, 2026 and 2025, we had performance bond commitments totaling to approximately $10,786 (SGD 13,928) and approximately $8,409 (SGD 11,276) under which the surety (insurance company or bank) guarantees that the Company will perform in accordance with contractual obligations. These bonds are typically renewed annually and remain in place until the contractual obligations are satisfied. In general, we would only be liable for the amount of these guarantees in the event of default in our performance of our obligations under each contract, the probability of which we believe is remote. At March 31, 2026 and 2025, certain of the group’s executive officer and ultimate beneficial owner had executed guarantees in favor of the sureties for indemnities amounting to approximately $8,760 (SGD 11,312) and approximately $6,460 (SGD 8,663).